SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS

	December 31,	December 31,
	2024	2023
Trust Account	$6,668,522	$19,901,169
Cash	$-	$-

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$3,088,671	$1,340,168
Interest earned on the Trust Account	$548,676	$5,813,213